Note 9 - Cash, Cash equivalents in central banks and other demand deposits and Financial liabilities measured at amortized cost - Cash, Cash equivalents in central banks and other demand deposits (Details) - EUR (€)
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash, Cash balances at central banks and other demand deposits and Financial liabilities measured at amortized cost Line Items
BBVA Cash Balance Available To The Date		€ 65,520,000,000	€ 44,303,000,000	€ 58,196,000,000
Cash On Hand [Member]
Cash, Cash balances at central banks and other demand deposits and Financial liabilities measured at amortized cost Line Items
BBVA Cash Balance Available To The Date		6,447,000,000	7,060,000,000	6,346,000,000
Cash balances at central banks [Member]
Cash, Cash balances at central banks and other demand deposits and Financial liabilities measured at amortized cost Line Items
BBVA Cash Balance Available To The Date	[1]	53,079,000,000	31,755,000,000	43,880,000,000
Other demand deposits [Member]
Cash, Cash balances at central banks and other demand deposits and Financial liabilities measured at amortized cost Line Items
BBVA Cash Balance Available To The Date		5,994,000,000	5,488,000,000	7,970,000,000
Total Member
Cash, Cash balances at central banks and other demand deposits and Financial liabilities measured at amortized cost Line Items
BBVA Cash Balance Available To The Date		€ 65,520,000,000	€ 44,303,000,000	€ 58,196,000,000

[1]	(*) The variation in 2020 is mainly due to an increase in balances of BBVA, S.A. at the Bank of Spain.